Accumulated Other Comprehensive Income (Details Textual) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Accumulated other comprehensive income (Textual) [Abstract]
Amount of other comprehensive income is expected to be reclassified to net income	$ 9
Amount of other comprehensive income net of income tax	$ 3